Shareholders' equity (Schedule of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	$ 496,142	$ 351,576	$ 286,890
Balance	392,759	496,142	351,576
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(429,347)	(441,649)	(424,263)
Other comprehensive income (loss) before reclassifications	(49,526)	10,324	(29,014)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	(23,393)	1,978	11,628
Net current-period other comprehensive income (loss)	(72,919)	12,302	(17,386)
Balance	(502,266)	(429,347)	(441,649)
Foreign currency translation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(436,281)	(441,081)	(431,190)
Other comprehensive income (loss) before reclassifications	(62,996)	4,800	(9,891)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	0	0	0
Net current-period other comprehensive income (loss)	(62,996)	4,800	(9,891)
Balance	(499,277)	(436,281)	(441,081)
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	8,359	305	7,876
Other comprehensive income (loss) before reclassifications	13,888	6,462	(18,813)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	(23,887)	1,592	11,242
Net current-period other comprehensive income (loss)	(9,999)	8,054	(7,571)
Balance	(1,640)	8,359	305
Post-employment benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance	(1,425)	(873)	(949)
Other comprehensive income (loss) before reclassifications	(418)	(938)	(310)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	494	386	386
Net current-period other comprehensive income (loss)	76	(552)	76
Balance	$ (1,349)	$ (1,425)	$ (873)